Long-Term Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long-term Debt
8. Long-Term Debt
The following table and subsequent information includes the Company’s long-term debt, excluding such amounts of the Teekay Gas Business (see Note 23), as at the dates indicated:

	December 31, 2022 $	December 31, 2021 $
Revolving Credit Facilities due through December 2024	—	271,167
Senior Notes (9.25%) due November 2022	—	243,395
Convertible Senior Notes (5%) due January 2023 (1)	21,184	112,184
U.S. Dollar-denominated Term Loan due through August 2023	—	53,339
Total principal	21,184	680,085
Less: unamortized discount and debt issuance costs	—	(8,605)
Total debt	21,184	671,480
Less: current portion	(21,184)	(255,306)
Long-term portion	—	416,174
(1)In January 2023, the Company repaid the remaining principal amount of its Convertible Senior Notes totaling $21.2 million upon maturity, as described in Note 24.

As of December 31, 2022, the Company had one revolving credit facility (or the 2020 Revolver), which as at such date, provided for aggregate borrowings of up to $82.5 million (December 31, 2021 - $344.9 million), of which $82.5 million was undrawn (December 31, 2021 - $73.8 million). Interest payments are based on LIBOR plus a margin, which was 2.40%. The total amount available under the 2020 Revolver is scheduled to decrease by $29.8 million (2023) and $52.6 million (2024). The 2020 Revolver is collateralized by first-priority mortgages granted on 13 of the Company’s vessels, together with other related security, and includes a guarantee from certain of Teekay Tankers' subsidiaries for the credit facility's outstanding amount.

In May 2019, the Company issued $250.0 million in aggregate principal amount of 9.25% senior secured notes at par due November 2022 (or the 2022 Notes). During the year ended December 31, 2022, the Company redeemed the 2022 Notes in full at a redemption price equal to 102.313%, plus accrued and unpaid interest. The total consideration for the redemption was $249.0 million, resulting in a loss of $9.2 million, which is included in loss on bond repurchases on the Company's audited consolidated statements of income during the year ended December 31, 2022.

On January 26, 2018, Teekay Parent completed a private offering of $125.0 million in aggregate principal amount of 5% Convertible Senior Notes due January 17, 2023 (or the Convertible Notes). At the election of the holder, the Convertible Notes were convertible into Teekay’s common stock, initially at a rate of 85.4701 shares of common stock per $1,000 principal amount of Convertible Notes. This represented an initial effective conversion price of $11.70 per share of common stock. The initial conversion price represented a premium of 20% to the concurrent common stock offering price of $9.75 per share. During the year ended December 31, 2022, Teekay Parent repurchased $91.0 million of the aggregate principal amount of the Convertible Notes, which represented approximately 81.1% of the total outstanding as of December 31, 2021. The total consideration of repurchases during the year ended December 31, 2022 was $92.8 million, resulting in a loss of $3.5 million, which is included in loss on bond repurchases on the Company's consolidated statements of income (loss). The outstanding principal value of the Convertible Notes on December 31, 2022, was $21.2 million (December 31, 2021 - $112.2 million). As of December 31, 2022, the net carrying amount of the Convertible Notes was $21.2 million (December 31, 2021 - $111.4 million), which reflected unamortized debt issuance costs of $nil (December 31, 2021 - $0.8 million). The estimated fair value (Level 2) of the Convertible Notes was $21.2 million as of December 31, 2022 (December 31, 2021 - $111.4 million). For the year ended December 31, 2022, total interest expense for the Convertible Notes was $1.8 million, with coupon interest expense of $1.6 million and amortization of debt issuance costs of $0.2 million. On January 17, 2023, the Company repaid the remaining principal amount of $21.2 million upon maturity.

As at December 31, 2022, the Company had no balance owing on its term loan (or the 2020 Term Loan) (December 31, 2021 - $53.3 million) as the outstanding balance was fully repaid during the second half of 2022 by making prepayments which totaled $44.9 million. Interest payments were based on LIBOR plus a margin of 2.25%.

The weighted-average interest rate on the Company’s aggregate long-term debt as at December 31, 2022 was 5.0% (December 31, 2021 – 5.3%). This rate does not include the effect of the Company’s interest rate swap agreements (see Note 15).

The aggregate annual long-term debt principal repayments required to be made by the Company subsequent to December 31, 2022 are $21.2 million (2023), which was repaid on January 17, 2023.

The 2020 Revolver requires the Company to maintain a minimum hull coverage ratio of 125% of the total outstanding drawn balance for the facility periods. Such requirement is assessed on a semi-annual basis with reference to vessel valuations compiled by two or more agreed upon third parties. Should the ratio drop below the required amount, the lender may request that the Company either prepay a portion of the loan in the amount of the shortfall or provide additional collateral in the amount of the shortfall, at the Company's option. As at December 31, 2022, the hull coverage ratio for the 2020 Revolver was not applicable due to no balance being drawn. A decline in the tanker market could negatively affect the ratio.

The 2020 Revolver requires Teekay Tankers to maintain minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of the greater of $35.0 million and at least 5.0% of Teekay Tankers' total consolidated debt and obligations related to finance leases.

As at December 31, 2022, the Company was in compliance with all covenants in respect of the 2020 Revolver.